CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHNSIVE INCOME (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Treasury shares	Foreign currency translation adjustments	Accumulated deficit	Total comprehensive income	Non-controlling interests
Beginning balance at Dec. 31, 2008	$ 21,876	$ 276	$ 132,286	$ (2,423)	$ (1,669)	$ (106,727)		$ 133
Beginning balance (in shares) at Dec. 31, 2008		21,573,006
Stock-based compensation	259		259
Foreign currency translation adjustments	79				79		79
Net income	4,201					4,201	4,201
Total comprehensive income							4,280
Ending balance at Dec. 31, 2009	26,415	276	132,545	(2,423)	(1,590)	(102,526)		133
Beginning balance (in shares) at Dec. 31, 2009		21,573,006
Stock-based compensation	412		412
Stock-based compensation with respect to Harcase acquisition (in shares)		454,546
Stock-based compensation with respect to Harcase acquisition	161	6	155
Employee stock options exercised (in shares)		17,282
Employee stock options exercised	24		24
Foreign currency translation adjustments	936				933		933	3
Net income	6,170					6,152	6,152	18
Total comprehensive income							7,085
Ending balance at Dec. 31, 2010	34,118	282	133,136	(2,423)	(657)	(96,374)		154
Ending balance (in shares) at Dec. 31, 2010		22,044,834
Stock-based compensation	336		336
Stock-based compensation with respect to Harcase acquisition	240		240
Issuance of shares and options upon the acquisition of IDIT (in shares)		7,483,125
Issuance of shares and options upon the acquisition of IDIT	31,444	108	31,336
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS (in shares)		10,016,875
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS	43,803	143	42,778					882
Issuance expenses relating to FIS and IDIT acquisition	(102)		(102)
Employee stock options exercised (in shares)		135,796
Employee stock options exercised	207	1	206
Dividend to non-controlling interests	(134)							(134)
Foreign currency translation adjustments	(5,623)				(5,620)		(5,620)	(3)
Net income	5,958					5,897	5,897	(61)
Total comprehensive income							277
Ending balance at Dec. 31, 2011	$ 110,247	$ 534	$ 207,930	$ (2,423)	$ (6,277)	$ (90,477)		$ 960
Ending balance (in shares) at Dec. 31, 2011		39,680,630